Reinsurance	12 Months Ended
Dec. 31, 2024
Reinsurance Disclosures [Abstract]
Reinsurance	REINSURANCE
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

	2024		2023		2022
(millions)	Written	Earned	Written	Earned	Written	Earned
Direct premiums	$75,893	$72,169	$62,721	$59,881	$52,336	$50,650
Ceded premiums:
Regulated	(620)	(619)	(535)	(545)	(622)	(675)
Non-Regulated	(849)	(751)	(636)	(671)	(633)	(734)
Total ceded premiums	(1,469)	(1,370)	(1,171)	(1,216)	(1,255)	(1,409)
Net premiums	$74,424	$70,799	$61,550	$58,665	$51,081	$49,241
Regulated refers to federal or state run plans and primarily includes the following:
•Federal reinsurance plan
◦National Flood Insurance Program (NFIP)
•State-provided reinsurance facilities
◦Michigan Catastrophic Claims Association (MCCA)
◦North Carolina Reinsurance Facility (NCRF)
◦Florida Hurricane Catastrophe Fund (FHCF)
•State-mandated involuntary plans
◦Commercial Automobile Insurance Procedures/Plans (CAIP)
Non-Regulated refers to voluntary external reinsurance. We do not reinsure our personal vehicle businesses. For our personal property business, we have both property catastrophic excess of loss and aggregate excess of loss reinsurance agreements. In our Commercial Lines business, we reinsure certain of our TNC business and our Fleet & Specialty workers’ compensation insurance and commercial auto products under either a quota share reinsurance agreement or a combination of quota share and excess of loss agreements.
The increase in ceded written and earned premiums in our Regulated plans during 2024 was primarily due to increases in both rates and the number of policies ceded to the NCRF. The increase in Non-Regulated ceded written and earned premiums during 2024 primarily reflected renewing certain TNC programs for a 12-month policy term from the previous 6-month term, thus we wrote more direct premiums during 2024, compared to 2023, and, therefore, ceded more premiums than in the prior year.
Our reinsurance recoverables and prepaid reinsurance premiums were comprised of the following at December 31:

	Reinsurance Recoverables				Prepaid Reinsurance Premiums
($ in millions)	2024		2023		2024		2023
Regulated:
MCCA	$2,381	50%	$2,272	45%	$29	9%	$40	16%
CAIP	415	9	539	10	0	0	0	0
NFIP	361	8	11	0	69	20	67	27
NCRF	214	4	185	4	85	24	75	30
FHCF	169	3	306	6	0	0	0	0
Other	5	0	4	0	1	0	1	0
Total Regulated	3,545	74	3,317	65	184	53	183	73
Non-Regulated:
Commercial Lines	1,137	24	1,386	27	157	45	56	23
Personal property	78	2	381	8	8	2	11	4
Other	5	0	10	0	0	0	0	0
Total Non-Regulated	1,220	26	1,777	35	165	47	67	27
Total	$4,765	100%	$5,094	100%	$349	100%	$250	100%
The decrease in our Commercial Lines reinsurance recoverable in 2024, compared to 2023, was primarily due to a change in the reinsurance program structure of certain TNC products during 2023, whereby we wrote and ceded less premiums. In our personal property business, the decrease primarily reflected a reduction of our estimate of the ultimate losses and allocated LAE on prior year storms, mainly related to Hurricane Ian. The current year storms also drove the increase in our reinsurance recoverable under the NFIP.
Our prepaid reinsurance premiums increased in 2024, primarily due to the TNC reinsurance program structure changes discussed above.
Reinsurance contracts do not relieve us from our obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to us. Our exposure to losses from the failure of Regulated plans is minimal since these plans are funded by the federal government or by mechanisms supported by insurance companies in applicable states. We evaluate the financial condition of our other reinsurers and monitor concentrations of credit risk to minimize our exposure to significant losses from reinsurer insolvencies.

For our Non-Regulated reinsurers, we routinely monitor changes in the credit quality and concentration risks of the reinsurers who are counterparties to our reinsurance recoverables to determine if an allowance for credit losses should be established. For at-risk uncollateralized recoverable balances, we evaluate several reinsurer specific factors, including reinsurer credit quality rating, credit rating outlook, historical experience, reinsurer surplus, recoverable duration, and collateralization composition in respect to our net exposure (i.e., the reinsurance recoverable amount less premiums payable to the reinsurer, where the right to offset exists). At December 31, 2024 and 2023, the allowance for credit losses related to these contracts was not material to our financial condition or results of operations.